Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories
Finished goods	€ 1,251,141	€ 1,182,034
Healthcare supplies	413,453	417,475
Raw materials and purchased components	329,299	344,311
Work in process	146,878	124,102
Inventories	2,140,771	2,067,922
Unconditional purchase agreement of materials	396,702	278,139
Inventory write-down	135,005	116,358
Less than 1 year
Inventories
Unconditional purchase agreement of materials	€ 246,754	€ 191,982
Minimum
Inventories
Term of unconditional purchase agreements of materials	1 year
Maximum
Inventories
Term of unconditional purchase agreements of materials	5 years